Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	7,989,061	6,304,677
Ordinary shares, shares outstanding	7,989,061	6,304,677
Preferred shares, par value per share	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, shares outstanding
Preferred shares, shares issued